Group information - Consolidated Statement of Cash Flows (Details) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Disclosure of associates [line items]
Net cash generated from operating activities	₨ 45,477	$ 599	₨ 31,827	₨ 36,942
Net cash used in investing activities	(124,747)	(1,644)	(17,412)	(53,724)
Net cash generated from / (used in) financing activities	90,038	1,187	₨ (7,079)	₨ 21,610
RPPL
Disclosure of associates [line items]
Net cash generated from operating activities	45,775	603
Net cash used in investing activities	(116,258)	(1,532)
Net cash generated from / (used in) financing activities	77,024	1,015
Net increase / (decrease) in cash and cash equivalents (a) + (b) + (c)	₨ 6,541	$ 86